Fair Value of Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

NOTE 3. FAIR VALUE OF INVESTMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets the Plan can access.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

•
quoted prices for similar assets or liabilities in active markets;
•
quoted prices for identical or similar assets or liabilities in inactive markets;
•
inputs other than quoted prices observable for the asset or liability;
•
inputs derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There were no changes in the valuation methodologies used at December 31, 2025 and 2024.

Mutual Funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are actively traded.

Collective Trust: Valued at the NAV of units of a collective trust. NAV is a readily-determinable fair value and is the price which participants are able to transact under the terms of the Plan. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure securities liquidations will be carried out in an orderly business manner.

Common Stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Avista Corporation Company Stock Fund: Includes shares of Avista Corporation and cash, and is reported based on unitized value.

Self-Directed Securities: Self-Directed Securities consist of mutual funds and common stocks and interest bearing cash that are valued on the basis of readily determinable market prices.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Level 1	Level 2	Level 3	Total
Avista Corp. Company Stock Fund	$19,092,877	$—	$—	$19,092,877
Self-Directed Securities	17,395,322	—	—	17,395,322
Mutual Funds	885,418,068	—	—	885,418,068
Collective Trust	—	33,352,373	—	33,352,373
Total Investments at Fair Value	$921,906,267	$33,352,373	$—	$955,258,640

	2024
	Level 1	Level 2	Level 3	Total
Avista Corp. Company Stock Fund	$16,899,724	$—	$—	$16,899,724
Self-Directed Securities	14,943,677	—	—	14,943,677
Mutual Funds	765,706,391	—	—	765,706,391
Collective Trust	—	37,524,876	—	37,524,876
Total Investments at Fair Value	$797,549,792	$37,524,876	$—	$835,074,668